Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2015
O V S [Member]
Related Party Transaction [Line Items]
Revenue and Expense Transactions Recognized

The following table represents the revenue and expense transactions the Company recorded with OVS (in millions):

	Year Ended June 30,
	2015	2014	2013
Revenues	$6.9	$7.0	6.6
Operating costs	$1.0	$1.6	1.5